Dividends paid and proposed (Tables)	12 Months Ended
Dec. 31, 2022
Dividends paid and proposed
Schedule of dividends paid and proposed

	2020	2021	2022
Proposed, declared and approved during the year:
2022: no dividends			—
2021: Final dividend for 2020: U.S.$ 19,347,534 or U.S.$ 0.31 per share, Interim dividend for 2021: U.S.$ 51,197,062 or U.S.$ 0.82 per share		5,179
2020: Final dividend for 2019: U.S.$ 13,667,632 or U.S.$ 0.22 per share, Interim dividend for 2020: U.S.$ 50,489,929 or U.S.$ 0.81 per share	4,797
Paid during the period*:
2022: no dividends			—
2021: Final dividend for 2020: U.S.$ 19,347,534 or U.S.$ 0.31 per share, Interim dividend for 2021: U.S.$ 51,197,062or U.S.$ 0.82 per share		5,211
2020: Final dividend for 2019: U.S.$ 13,667,632 or U.S.$ 0.22 per share, Interim dividend for 2020: U.S.$ 50,489,929 or U.S.$ 0.81 per share	4,804
Proposed for approval (not recognized as a liability as of December 31):
2022: no dividends			—
2021: no dividends		—
2020: Final dividend for 2020: U.S.$ 19,347,534 or U.S.$ 0.31 per share	1,411
Dividends payable as of December 31	—	—	—
*	The difference between paid and declared dividends represents foreign exchange movement